Segment Information - Summary of Geographical Analysis of Operating Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Total operating expenses	$ 34,624	$ 18,195	$ 60,019	$ 38,186
Switzerland [Member]
Disclosure of geographical areas [line items]
Total operating expenses	33,558	17,121	57,811	36,139
USA [Member]
Disclosure of geographical areas [line items]
Total operating expenses	$ 1,066	$ 1,074	$ 2,208	$ 2,047